PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment cost less accumulated depreciation or impairment losses

			Plant and equipment		Assets in
		Land and			course of
		buildings	Instruments	Other	construction	Total
	Notes	$ million	$ million	$ million	$ million	$ million
Cost
At 31 December 2018		335	1,388	1,032	128	2,883
Recognition of right-of-use asset on initial application of IFRS 16		134	–	25	–	159
Adjusted balance at 1 January 2019		469	1,388	1,057	128	3,042
Exchange adjustment		2	(2)	8	1	9
Acquisitions	21	7	–	2	–	9
Additions		42	198	37	128	405
Disposals		(11)	(72)	(19)	(2)	(104)
Impairment		–	–	–	(4)	(4)
Transfers		24	–	57	(81)	–
At 31 December 2019		533	1,512	1,142	170	3,357
Exchange adjustment		15	45	26	–	86
Acquisitions	21	5	–	1	–	6
Additions		80	203	37	132	452
Disposals		(23)	(74)	(21)	(1)	(119)
Impairment		(8)	–	(5)	–	(13)
Transfers		14	(10)	64	(85)	(17)
At 31 December 2020		616	1,676	1,244	216	3,752
Depreciation and impairment
At 1 January 2019		109	1,001	711	–	1,821
Exchange adjustment		1	(2)	5	–	4
Charge for the year		51	157	84	–	292
Disposals		(6)	(60)	(17)	–	(83)
Transfers		–	(1)	1	–	–
At 31 December 2019		155	1,095	784	–	2,034
Exchange adjustment		5	34	20	–	59
Charge for the year		57	165	89	–	311
Impairment		(5)	–	(3)	–	(8)
Disposals		(13)	(61)	(19)	–	(93)
At 31 December 2020		199	1,233	871	–	2,303
Net book amounts
At 31 December 2020		417	443	373	216	1,449
At 31 December 2019		378	417	358	170	1,323

Schedule of Group’s right-of-use assets

	Land and buildings	Plant and equipment
2020	$ million	$ million
Additions	70	10
Depreciation charge in the year	38	13
Net book value at 31 December	173	23